Summary of Significant Accounting Policies (Details) - USD ($)					6 Months Ended		12 Months Ended
	Aug. 13, 2025	Jul. 17, 2025	Jul. 11, 2025	May 19, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 10, 2025
Summary of Significant Accounting Policies [Line Items]
Working capital deficit (in Dollars)					$ 1,300,000
Operation cash flow (in Dollars)					16,300,000
Net cash used in operating activities (in Dollars)					(1,870,527)	$ (1,095,791)
Cash (in Dollars)					2,649,211	1,468,511	$ 4,193,839
Principal amount (in Dollars)	$ 1,095,000
Gross proceeds (in Dollars)	$ 1,000,000
Bears interest rate	8.00%
Original issue discount (in Dollars)	$ 80,000
Creditor costs (in Dollars)	$ 15,000
Percentage of promissory note	120.00%
Aggregate principal amount (in Dollars)	$ 1,000,000
Split adjusted (in Dollars per share)				$ 0.43
Post-reverse stock split price (in Dollars per share)				$ 2.58
Proceeds received (in Dollars)					5,000,000
Outstanding subscription receivable (in Dollars)					4,600,000
Purchase agreement (in Shares)			60,000,000
Aggregate purchase (in Shares)			10,000,000
Aggregate offering Price (in Dollars)			$ 25,800,000
Intangible assets acquired (in Dollars)					4,838,820
Impairment long-lived assets (in Dollars)						0
Restricted cash (in Dollars)						$ 1,684,250	70,721
Income tax benefit percentage					50.00%
Cash balances (in Dollars)					$ 2,546,964		$ 4,209,535
Depreciation percentage					1.90%		2.80%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount percentage					30.00%
VAT percentage					3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount percentage					50.00%
VAT percentage					13.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)								20,000,000
Deferred Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash (in Dollars)					$ 1,875,261		$ 1,855,313
Smartconn Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets acquired (in Dollars)					$ 7,173,749
Suppliers One [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					19.30%	15.40%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					26.20%		24.60%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					12.60%	13.40%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.70%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.20%	11.50%
Suppliers Four [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						10.90%
Suppliers Five [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						10.40%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					38.70%	13.70%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					16.30%		15.60%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					15.10%	12.90%
Customers Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.30%		10.30%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						10.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase shares (in Shares)				22,325,600
Post-reverse stock split (in Shares)				3,720,933
Ordinary shares, shares issued (in Shares)					6,007,767		2,292,652
Class A Ordinary Shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Post-reverse stock split (in Shares)					5,818
Ordinary shares, shares issued (in Shares)					36,046,664		13,755,975	6
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)		60,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Stock split adjusted (in Shares)		10,000,000